Expense Example	Dec. 31, 2025 USD ($)
CVT Index Portfolios - Classes F and I | CVT S&P 500® Index Portfolio | CVT S and P 500 Index Portfolio
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	127
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	550
CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	245
Expense Example, with Redemption, 10 Years	567
CVT Index Portfolios - Classes F and I | CVT S&P MidCap 400® Index Portfolio | F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	355
Expense Example, with Redemption, 10 Years	810
CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	328
Expense Example, with Redemption, 10 Years	751
CVT Index Portfolios - Classes F and I | CVT Nasdaq 100® Index Portfolio | F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	1,050
CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	319
Expense Example, with Redemption, 10 Years	742
CVT Index Portfolios - Classes F and I | CVT Russell 2000® Small Cap Index Portfolio | F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	429
Expense Example, with Redemption, 10 Years	982
CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	359
Expense Example, with Redemption, 10 Years	828
CVT Index Portfolios - Classes F and I | CVT EAFE International Index Portfolio | F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	468
Expense Example, with Redemption, 10 Years	1,066
CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	147
Expense Example, with Redemption, 5 Years	271
Expense Example, with Redemption, 10 Years	633
CVT Index Portfolios - Classes F and I | CVT Investment Grade Bond Index Portfolio | F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	935
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Portfolio | F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	581
Expense Example, with Redemption, 10 Years	1,311
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Growth Portfolio | F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,314
CVT Volatility Managed Portfolios-Class F | CVT Volatility Managed Moderate Growth Portfolio | F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	$ 1,355